SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2021
Cash	$ 507	$ 106,998	$ 760,012
Working Capital deficiency	8,154,992	3,056,596
Interest withdraws from trust		132,020
Cash equivalents	0	0	0
Unrecognized tax benefits	0	0	0	$ 0
Unrecognized tax benefits accrued for interest and penalties	0	0	0
Due to related party	138,937	$ 43,900	$ 43,900
Warrants outstanding		12,057,000	12,057,000
Common stock subject to possible redemption reflected on the condensed balance sheet
Gross proceeds			$ 115,000,000
Less:
Proceeds Allocated to Public Warrants			(12,483,555)
Common stock issuance costs			(6,923,767)
Redemptions		$ (110,472,254)
Plus:
Accretion of carrying value to redemption value		1,142,603	21,132,322
Common stock subject to possible redemption	$ 7,894,214	7,395,349	116,725,000
Working Capital Loans Warrants [Member]
Due to related party		$ 0	$ 0
Private Placement Warrants
Warrants outstanding	12,256,999	12,230,913